Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 28, 2013
Registrant Name	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Central Index Key	0001104631
Amendment Flag	false
Document Creation Date	May 16, 2013
Document Effective Date	May 16, 2013
Prospectus Date	Apr. 30, 2013